Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 18. Commitments and Contingencies

Commitments

As of March 31, 2026 and 2025, the Company has no material purchase commitments or significant leases.

Contingencies

The Company may be involved in certain legal proceedings, claims, and other disputes arising from the commercial operations, projects, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations, or liquidity.